Property, plant and equipment- Leased assets (Details) - Plant, equipment and vehicles - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Leased assets
Leased assets	R 7,423	R 7,547
Cost
Leased assets
Leased assets	9,316	9,116
Accumulated depreciation and impairment
Leased assets
Leased assets	R (1,893)	R (1,569)